Commitments and Contingencies - Commitments to Purchase Goods or Services and for Future License and Royalty Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Purchase commitments
2025	$ 38,232
2026	30,701
2027	12,607
2028	1,035
2029	918
Thereafter	0
Total	83,493
License & royalty commitments
2025	1,416
2026	779
2027	801
2028	601
2029	506
Thereafter	1,771
Total	$ 5,874